File Nos. 333-35821
                                                                        811-8359


    As filed with the Securities and Exchange Commission on April 27, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                         Pre-Effective Amendment No.   |_|

                       Post-Effective Amendment No. 2  |X|

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 |X|

                               Amendment No. 4         |X|
                              ---------------------

                               THE WESTPORT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              253 Riverside Avenue
                               Westport, CT 06880
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (203) 227-3601



            Edmund H. Nicklin, Jr.        Copy To:    Margaret A. Bancroft, Esq.
            The Westport Funds                        Dechert Price & Rhoads
            253 Riverside Avenue                      30 Rockefeller Plaza
            Westport, CT  06880                       New York, New York  10112
   (Name and Address of Agent of Service of Process)

            Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement

It is proposed that this filing will become effective (check appropriate box):

_X__  immediately upon filing pursuant to paragraph (b)
____  on [date]  pursuant to  paragraph  (b)
___  60 days after filing pursuant to paragraph (a)(1)
____  on [date] pursuant  to  paragraph  (a)(1)
____  75 days after filing pursuant to paragraph (a)(2)
____  on [date] pursuant to paragraph (a)(2) of Rule 485

                               THE WESTPORT FUNDS



                                    [graphic]





                                  Westport Fund

                             Westport Small Cap Fund



                                   Prospectus

                                   May 1, 1999

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Anyone who tells you otherwise is committing a crime.

                                    [graphic]




About This Prospectus

This Prospectus has been designed to give the information you need to decide whether Westport Fund or Westport Small Cap Fund is appropriate for you.

Each Fund has a distinct investment objective, but both Funds are managed with the same value-oriented strategy.

You can purchase shares of both Funds without any sales charge. Each Fund offers two classes of shares. Each class has different expenses and minimum investment amounts.

To help you find information in this Prospectus, we have divided this Prospectus into five sections.

The first section, "The Funds," contains a discussion of the objective, principal risks, performance history and fees of each Fund. In particular, this section tells you four important things about each Fund.

--   Each Fund's investment goal -- what the Fund is trying to achieve.

-- The principal investment policies of each Fund -- how each fund tries to reach its investment goal. This section specifies the principal types of investments and strategies each Fund will use to try to achieve its investment goal.

-- The investment selection process used -- this section discusses how the Adviser chooses investments for each Fund.

-- Risks you should be aware of -- the principal risks associated with each Fund.

The other four sections of the Prospectus -- "Management of the Funds," "How to Buy and Sell Shares," "Financial Highlights" and "Where to Get Additional Information" -- provide detailed information about how the Funds are managed, the services and privileges available to the Funds' shareholders, how shares are priced, how to buy and sell shares, financial information and how to obtain additional information.

The investment adviser for both Funds is Westport Advisers, LLC (the "Adviser").

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
The Funds...................................................................3

Investment Goals of the Funds...............................................3
Who Should Invest...........................................................3
Principal Investment Strategies of the Funds................................3
How Investments are Selected................................................3
Principal Risks of Investing in the Funds...................................5
Performance History of the Funds............................................7
Fees and Expenses...........................................................9

Management of the Funds....................................................10

The Adviser................................................................10
The Portfolio Managers.....................................................11

How to Buy and Sell Shares.................................................14

Pricing of Fund Shares.....................................................14
Investment Minimums........................................................14
Instructions for Opening or Adding to an Account...........................15
Instructions for Selling or Redeeming Shares...............................16
Retirement Plans...........................................................18
Shareholder Services.......................................................19
Dividends and Distributions................................................20
Taxes......................................................................20

Financial Highlights.......................................................22

Where to Get Additional Information........................................24

The Funds

Investment Goals of the Funds

-- Westport Fund seeks a return composed of primarily capital appreciation and secondarily current income.

--   Westport Small Cap Fund seeks long-term capital appreciation.


Principal Investment Strategies of the Funds

-- The Westport Fund seeks to achieve its investment objective by investing the majority of its assets in undervalued equity securities of attractive mid capitalization companies. A mid capitalization company has a market capitalization between $1 billion and $5 billion. The Fund may also invest on an opportunistic basis in the securities of attractive companies with both larger and smaller market capitalizations, but it is expected that the majority will be mid or small capitalization companies with the median market capitalization of the companies in the Fund in the mid capitalization range.

-- The Westport Small Cap Fund seeks to achieve its investment objective by investing at least 65% of its total assets in the equity securities of small capitalization companies. A small capitalization company has a market capitalization of $1 billion or less at the time of the Fund's investment. Companies whose capitalization exceeds $1 billion after purchase will continue to be considered small cap for purposes of this 65% limitation. The Fund may also invest to a limited degree in companies that have larger market capitalizations.

-- Both Funds will primarily invest in common stock, securities convertible into common stock such as bonds and preferred stocks, American Depositary Receipts and securities such as rights and warrants which permit the holder to purchase equity securities.

-- When the Adviser believes that market, economic or other conditions warrant, a Fund may assume a temporary defensive position. During these periods, a Fund may invest without limit in cash or cash equivalents, short-term commercial paper, U.S. government securities, high quality debt securities, including Eurodollar and Yankee Dollar obligations, and obligations of banks. When and to the extent a Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

How Investments Are Selected

-- The Adviser employs a modified "value" approach to each Fund's investments known as second generation value investing. Historically, value investors have used statistical criteria to select investments which were expected to provide superior returns. Due to increased participation in financial markets and improved information availability, the domestic financial markets have matured and are more competitive. As a result, simple statistical selection criteria are no longer effective.

-- Often a catalyst or event is necessary for those superior returns. A new chief executive officer or a change in government regulations which impacts the economics of the business are examples. For that change to be of investment significance, it must create a significant increase in earnings or cash flow within the investment horizon. The estimated improvement in earnings or cash flow relative to the current stock price is a measure of valuation. This is low P/E investing, the focus of classic value investment, but on a forward-looking basis. This approach is unique in that it combines low valuation, a value attribute, with improving earnings or cash flow, a growth attribute. This strategy is the basis for second generation value investing.

-- Second generation value investing provides investors with an approach for investing in growth opportunities among smaller companies that is risk averse. Using this approach, the Funds will seek to invest in undervalued companies, i.e., companies selling at a discount to fundamental value based on earnings potential or assets. This variation of value investing offers the potential for capital appreciation as a stock gains favor among other investors.

--  The  Funds  will  be  managed  by  the  Adviser  in   accordance  with  the
     investment disciplines that the portfolio managers for the Adviser have employed in managing equity portfolios for Westport Asset Management, Inc., an affiliate of the Adviser, for over fifteen years. The Adviser relies on stock selection and the strategy previously outlined to achieve its results, rather than trying to time market fluctuations.

-- The investment process begins with the identification of change in a company's products, operations, or management. In mid range or small capitalization companies, dynamic change of this type tends to be material, which may create misunderstanding in the marketplace and result in a company's stock becoming undervalued.

-- Once change is identified, the Adviser evaluates the company from a number of perspectives: what the market is willing to pay for stock of comparable companies, what a strategic buyer would pay for the whole company, and how the company's products are positioned in their various markets to estimate a company's fundamental value and the extent of undervaluation, if any.

--  Mid   capitalization   companies  identified  by  second  generation  value
     investing are often out of favor due to negative operational or financial events. The Adviser seeks to identify those situations where the undervaluation is a result of temporary factors. Unrecognized assets or business opportunities, changes in regulations, and legal actions, including the initiation of bankruptcy proceedings, are some of the factors that create these opportunities. In addition, mid capitalization companies are often acquisition targets for larger companies, as they can offer the acquirer a competitive advantage in the form of economies of scale in manufacturing or distribution or product line additions.

--  A small capitalization investment opportunity may be simply unrecognized by the financial community. Fundamental research, company visits and management assessment are all very important to the evaluation process. Small capitalization portfolios emphasize, but are not limited to, companies with capitalizations of under $1 billion. Operating in this market segment offers several advantages. First, there is more opportunity for above-average growth and entrepreneurial impact. Second, this market segment is less efficiently covered by Wall Street. Third, like mid capitalization companies, small cap companies are also often acquisition targets for larger companies.

-- In its overall assessment, the Adviser seeks stocks for the Funds that it believes have a greater upside potential than risk over an 18 to 24 month holding period.

Principal Risks of Investing in the Funds

Who Should Invest

-- The Funds may be an appropriate investment for investors willing to tolerate possibly significant fluctuations in net asset value while seeking long-term returns.

General

     Investment Risk. An investment in either Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

     Stock Market Risk. Your investment in Fund shares represents an indirect investment in the equity securities owned by the Fund. The market value of these securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

     If the securities in which a Fund invests never reach their perceived potential, or the valuation of such securities in the marketplace does not in fact reflect significant undervaluation, there may be little or no appreciation, and possibly depreciation, in the value of such securities.

     Your investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     An investment in either or both Funds is not by itself a complete or balanced investment program.

Risks of Investing in the Westport Fund

     Investing in the Westport Fund involves the risks inherent in investing in mid capitalization companies, including greater risk and volatility than investing in larger, more established companies. To the extent the Westport Fund invests in small capitalization companies, the risks associated with small capitalization companies would apply and are presented in the next section.

     Investment returns from stocks of mid capitalization companies over long periods of time tend to fall below those of small capitalization companies, but exceed those from large capitalization companies. The volatility of mid capitalization company returns is greater than that for the large capitalization issues, but less than that associated with small capitalization issues. These characteristics result in part from the ability of mid capitalization companies to react to changes in the business environment at a faster rate than larger companies. In addition, they generally have more developed, more mature businesses, and greater diversity than small capitalization companies providing business stability relative to such small companies.

Risks of Investing in the Westport Small Cap Fund

     Investing in the Westport Small Cap Fund involves the risks of investing in small capitalization companies, which generally involve greater risk and volatility than investing in larger, more established companies as well as significant price fluctuations in response to news about the company, the markets or the economy.

     A company may have a small capitalization because it is new or has recently gone public, or because it operates in a new industry or regional market. Investing in small companies can be riskier than other investments. Small companies may have more limited product lines, markets, and financial resources, making them more susceptible to economic or market setbacks. A significant portion of the securities in which the Westport Small Cap Fund invests are traded in the over-the-counter markets or on a regional securities exchange, and may be more thinly traded and volatile than the securities of larger companies. Analysts and other investors typically follow small companies less actively, and information about these companies is not always readily available. For these and other reasons, the prices of small capitalization securities may fluctuate more significantly than the securities of larger companies in response to news about the company, the markets or the economy. As a result, the price of the Westport Small Cap Fund's shares may exhibit a higher degree of volatility than the market averages.

     In addition, securities traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities traded on a national exchange. The Westport Small Cap Fund, therefore, may have to sell a portfolio security to meet redemptions (or for other reasons) at a discount from market prices, sell during periods when disposition is not desirable, or make many small sales over a lengthy period of time.

Year 2000

     Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize "00" as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Funds could be adversely impacted if the computer systems used by the Adviser and other service providers have not been converted to meet the requirements of the new century. The Funds' Adviser has evaluated its internal systems and expects them to be fully capable to handle the change of millennium. The Adviser is monitoring on an ongoing basis the progress of the Funds' service providers to convert their systems to comply with the requirements of Year 2000. The Funds currently have no reason to believe that these steps will not be sufficient to avoid any material adverse impact on the Funds, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 issue are unknown to the Adviser and the Funds' other service providers at this time but could have a material adverse impact on the operations of the Funds, the Adviser and the Funds' other service providers, in which case it would become necessary for the Funds to enter into agreements with new service providers or to make other arrangements. In addition, although the Adviser considers an issuer's Year 2000 compliance status in the investment decision making process, companies in which the Funds invest may experience Year 2000 difficulties and the Funds are unable to predict to what extent the Year 2000 issue will impact the value of those securities.

Performance History of the Funds

     The bar charts and tables below provide an indication of the risk of investing in each Fund. The bar charts show the annual total return for 1998, the first full year the Fund's were operational, together with the best and worst quarters since inception. The bar chart indicates risk by illustrating how much returns can vary from year to year. The accompanying tables show each Fund's average annual total returns for the Class R shares and the Westport Small Cap Fund's average annual return for the Class I shares for the period since each Fund commenced operations, and compares these returns with the performance of two broad-based securities market indices. All of the information in both the bar charts and the tables assumes reinvestment of dividends and distributions. Keep in mind that a Fund's past performance does not indicate how it will perform in the future.


Total Return as of December 31, 1998 (Inception: December 31, 1997)

The Westport Fund


                            [bar chart 1998 = 12.20%]

                    Highest quarterly return during this period 21.17% (fourth quarter)

                    Lowest quarterly return during this period -17.10% (third quarter)

The Westport Small Cap Fund

                            [bar chart 1998 = 15.40%]

                     Highest quarterly return during this period 27.65% (fourth quarter)

                     Lowest quarterly return during this period -19.14% (third quarter)


--------------------------------------------------------------------------------

* The bar charts show the annual return of the Class R shares of each Fund. The annual returns for the Class I shares of Westport Small Cap Fund are substantially similar because shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. There are no Westport Fund Class I shares currently outstanding.

                          Average Annual Total Returns
                      (for periods ended December 31, 1998)

                                                               1 Year and
                                                             Since Inception
                                                             ---------------

             Westport  Fund  (Class R shares)*                    12.20%
             S&P Mid Cap 400 Index**                              19.09%
             Westport  Small Cap Fund (Class R shares)*           15.40%
             Russell 2000 Index**                                 -2.55%


--------------------------------------------------------------------------------

* There are no Westport Fund Class I shares currently outstanding. The Westport Small Cap Fund Class I shares have not been in existence for a full year. Their inception date was February 16, 1998.

** The Standard & Poor's Mid Cap 400 Index is a capitalization-weighted index that measures performance of the mid-range of the U.S. stock market. The Russell 2000 Composite Stock Index, representing approximately 11% of the U.S. equity market, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity markets). You should note that The Westport Funds are professionally managed mutual funds while the indices are unmanaged, do not incur expenses and are not available for investment.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Westport Fund.

                                                                   Westport
                                            Westport Fund       Small Cap Fund
                                            -------------       --------------
                                          Class R   Class I    Class R   Class I
                                          -------   -------    -------   -------

Shareholder Fees (fees paid directly       NONE      NONE       NONE      NONE
from your investment):

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):


                                                                         Westport
                                               Westport Fund          Small Cap Fund
                                             -----------------       -----------------
                                             Class R   Class I       Class R   Class I
                                             -------   -------       -------    ------

Advisory Fee:                                  0.90%     0.90%        1.00%     1.00%
Other Expenses:(1)
  Service Fee:(2)                              0.25%     None         0.25%      None
  Other Operating Expenses:(3)                 2.70%     2.70%(4)     0.79%     0.64%
                                           ---------   --------    ---------- ---------

Total Annual Fund Operating Expenses:          3.85%     3.60%        2.04%     1.64%
                                           =========   ========    ========== =========
Fee Waiver and Expense Reimbursement:(3)       2.35%     2.10%        0.54%     0.14%
                                           =========   ========    ========== =========
Net Expenses:(3)                               1.50%     1.50%        1.50%     1.50%
                                           =========   ========    ========== =========



--------------------------------------------------------------------------------

(1) With the exception of Westport Fund Class I shares, this table uses actual 1998 expense amounts.

(2) During the fiscal year ended December 31, 1998, the Trust did not pay or accrue any service fees. After January 1, 1999, service fees may be accrued at a rate of up to 0.25% of a Fund's average net assets attributable to the Class R shares.

(3) Pursuant to a written contract between the Adviser and the Funds, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of each Fund other than brokerage commissions, extraordinary items, interest and taxes to the extent "Annual Fund Operating Expenses" for each class exceed 1.50% of each Fund's average daily net assets attributable to that class of shares. The Adviser has agreed to maintain these expense limitations with regard to each class of each Fund through December 31, 1999.

(4) There are no Westport Fund Class I shares currently outstanding. The amount of the "Other Expenses" is an estimate.

Examples

     These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These Examples should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. These Examples are based on the "Net Expenses" described in the table, which reflect fee waivers for the Funds during the fiscal year ended December 31, 1998.

     The Examples assume that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year        3 Years      5 Years     10 Years
------------------------------------------------------------------------

Westport Fund
     Class R              $ 153        $1,167       $1,957       $3,972
     Class I                153         1,095        1,838        3,740

Westport Small Cap Fund
     Class R                153          630         1,065        2,210
     Class I                153          508           861        1,796

Management of the Funds

The Adviser

     Westport Advisers, LLC (the "Adviser"), 253 Riverside Avenue, Westport, Connecticut 06880, serves as the investment adviser to the Funds. The Adviser was organized as a Connecticut limited liability company in 1997. A limited liability company is owned by its Members. The sole Members of the Adviser are Edmund H. Nicklin and Westport Asset Management, Inc. Both the Adviser and Westport Asset Management, Inc. are investment advisers registered with the Securities and Exchange Commission under the Advisers Act of 1940. As a member of the Adviser, Westport Asset Management, Inc. is an affiliate of the Adviser.

     Although, as a recently-created entity, the Adviser has limited previous experience managing an investment company, the Members of the Adviser and the portfolio managers of the Adviser have substantial experience in portfolio management. Westport Asset Management, Inc. provides investment services to investment companies, pension plans, endowments, foundations, and individuals. In addition, Edmund H. Nicklin, Jr., the portfolio manager for the Westport Fund and co-manager for the Westport Small Cap Fund (see below) has more than 10 years experience managing an investment company as the portfolio manager for the Evergreen Growth and Income Fund. Together, the principals of Westport Asset Management, Inc. and the adviser have more than 27 years of collective portfolio management experience.

     The Adviser furnishes a continuous investment program for each Fund's portfolio, makes day-to-day investment decisions for each Fund, and generally manages each Fund's investments in accordance with the stated policies of each Fund, subject to the general supervision of the Board of Trustees of the Trust. The Westport Fund and Westport Small Cap Fund each pay the Adviser a monthly management fee in an amount equal to 1/12th of 0.90% and 1.00%, respectively, of the average daily net assets of the relevant Fund.

The Portfolio Managers

     The Portfolio Manager for the Westport Fund is Edmund H. Nicklin, Jr. Mr. Nicklin has served as the sole Portfolio Manager of the Westport Fund since the Fund's inception. Mr. Nicklin is a Managing Director of Westport Advisers, LLC and a portfolio manager for Westport Asset Management, Inc. From October 1986 to August 1997, Mr. Nicklin was the portfolio manager of the Evergreen Growth and Income Fund. Mr. Nicklin holds a Bachelor of Science in Electrical Engineering, a Masters of Science in Management and a Ph.D. in Operations and Research and Statistics from Rensselaer Polytechnic Institute. See "Prior Performance of Edmund H. Nicklin, Jr." for more information.

     The Portfolio Managers for the Westport Small Cap Fund are Mr. Nicklin, whose biographical information is above, and Andrew J. Knuth. Both have served as the Portfolio Managers of the Westport Small Cap Fund since the Fund's inception. Mr. Knuth is also Chairman, Chief Investment Officer and a portfolio manager for Westport Asset Management, Inc.

     Andrew J. Knuth founded Westport Asset Management, Inc. in 1983 and has more than 35 years of security analysis and portfolio management experience. Mr. Knuth was an organizing member of the Institutional Equity Group for Lazard Freres and Company, and spent two years with them specializing in investment research for institutional clients. From 1969 through 1981, Mr. Knuth was director of research for Lieber & Company, the investment adviser to the Evergreen Funds. From 1966 to 1969, Mr. Knuth was a security analyst for Vanden Broeck, Lieber & Company. From 1962 to 1966, he was involved in portfolio management with the Mutual Benefit Life Insurance Company. Mr. Knuth holds a Bachelor's degree in Economics from Dickinson College and a Masters degree in Business Administration from New York University.

     Ronald H. Oliver will also be active in the Funds' day-to-day management. Mr. Oliver joined Westport Asset Management, Inc. in 1984. Prior to joining Westport, Mr. Oliver was president of Starwood Corporation, a registered investment adviser managing assets for pension funds, charitable foundations, and high net worth individuals. Mr. Oliver holds a Bachelor's degree in Science from San Jose State University in California and did graduate work at the University of Maryland and the University of California.

Prior Performance of Edmund H. Nicklin, Jr.

     Prior to joining Westport Asset Management, Inc., Mr. Nicklin, who serves as the sole portfolio manager of the Westport Fund, served as the portfolio manager of the Evergreen Growth and Income Fund (formerly, the Evergreen Value Timing Fund) from its inception on October 15, 1986 through August 22, 1997,when that Fund had $1.4 billion in net assets combining all its share classes. During his tenure as portfolio manager, Mr. Nicklin was solely responsible for the day-to-day management of the Evergreen Growth & Income Fund. As portfolio manager from inception to August 22, 1997, and as president of that fund from 1988 through June 30, 1994, Mr. Nicklin had full discretionary authority over the selection of investments for the Evergreen Growth and Income Fund. Mr. Nicklin's most important strength in managing investment portfolios with the value based strategy explained in this Prospectus is the investment ideas generated by his original research. Although Evergreen Asset Management Corp., the investment manager of the Evergreen Growth & Income Fund, has a numerically larger in-house analytical staff than Westport Asset Management, Inc. and the Adviser combined, Mr. Nicklin will be able to draw on the special research and analysis resources of Andrew

Knuth and Westport Asset Management, Inc. Mr. Knuth, in his capacity as a securities analyst and portfolio manager for Westport Asset Management, Inc., employs an original research strategy similar to Mr. Nicklin's, and has expertise in many different industries.

     Average annual returns for the one, three-, five- and ten-year periods ended December 31, 1996, the first six months of 1997, and for the period since inception during which Mr. Nicklin managed the fund are compared in the following table with the performance of the Standard & Poor's 500 Index (Reinvested), the Standard & Poor's Mid Cap Index (Reinvested) and the Lipper Growth and Income Fund Average.

                                 Calendar Years

--------------------------------------------------------------------------------
                                                                     Inception
                          6        1       3        5         10      through
                         Mos     Year    Years    Years     Years    6/30/97(4)

--------------------------------------------------------------------------------
Evergreen Growth
and Income Fund(1)(2)   15.0%    23.8%   18.7%    16.9%     14.6%     15.1%
S&P 500(3)              20.6%    23.0%   19.7%    15.2%     15.3%     16.4%
S&P Mid Cap 400(3)      13.0%    19.2%   15.0%    14.2%     16.1%
Lipper Growth and
  Income Fund Average   15.5%    20.8%   16.2%    13.9%     13.1%


--------------------------------------------------------------------------------

(1)  Average  annual  total  return   reflects   changes  in  share  prices  and
     reinvestment of dividends and distributions, and is net of Fund expenses.

(2) The expense ratio of the Evergreen Growth and Income Fund ranged from 1.76% in 1987 to 1.27% in 1996, reflecting primarily economies of scale associated with an increase in assets under management. The expenses of the Evergreen Growth & Income Fund are lower than those of the Westport Fund. The use of the Westport Fund's expense structure would have lowered the performance results. The performance shown is for the no-load Class Y shares of the Evergreen Growth and Income Fund.

(3)  The Standard & Poor's indices are unmanaged indices of common stocks issued
     by  United   States   companies.   The  indices  are  adjusted  to  reflect
     reinvestment of dividends.

(4)  The Evergreen  Growth and Income Fund  commenced  operations on October 15,
     1986.

     It is important to note that Morningstar Inc. classified the Evergreen Growth and Income Fund as a "medium capitalization blend" for the more than seven years that it has tracked that fund's performance in its classification scheme that categorizes funds on the basis of capitalization of holdings and value versus growth. The second generation value investment strategy differentiates the Evergreen Growth and Income Fund and the Westport Fund from others suggesting commonalities of portfolio characteristics between the funds. Since the Westport Fund has the same investment objective, a substantially similar investment policies and investment strategy executed by the same portfolio manager and similar investment risks, the Westport Fund should be similarly classified as a medium capitalization blend.

     Historical performance is not indicative of future performance. The Evergreen Growth and Income Fund is a separate fund and its historical performance cannot be presumed to be reflective of the potential performance of the Funds. Investment returns will fluctuate reflecting market conditions, as well as changes in company specific fundamentals of portfolio securities.

How to Buy and Sell Shares

Pricing of Fund Shares

     The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV"). Each Fund's NAV is computed as of the scheduled close of trading on the New York Stock Exchange (normally 4:00 p.m.) on each day during which the New York Stock Exchange is open for trading and on each other day on which there is a sufficient degree of trading in the Fund's investments to affect the NAV. The net asset value per share of each Fund is computed by dividing the total current value of the assets of each Fund, less its liabilities, by the total number of shares of that Fund outstanding at the time the computation is made. The Fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined by the Board of Trustees in good faith. The Funds may use pricing services to determine market value.

     Your order will be priced at the next NAV calculated after the transfer agent accepts your order.


Investment Minimums
                                         Initial                  Additional
--------------------------------------------------------------------------------

Regular Class R Accounts                 $5,000                   No minimum
Regular Class I Accounts                 250,000                  No minimum
Traditional IRAs                          2,000                   No minimum
Spousal IRAs                              2,000                   No minimum
Roth IRAs                                 2,000                   No minimum
SEP-IRAs                                  2,000                   No minimum
Gifts to Minors                           1,000                   No minimum
Automatic Investment Plans                1,000                      $100

The  Adviser   reserves  the  right  to  change  such  minimum  for   subsequent
investments.

Instructions for Opening or Adding to an Account

By Mail

     To purchase shares of the Funds, you should send a check made payable to "The Westport Funds" and a completed account application to:

     Countrywide Fund Services, Inc.
     P.O. Box 5354
     Cincinnati, Ohio 45201-5354

By Bank Wire

     To purchase shares of a Fund using the wire system for transmittal of money among banks, you should first telephone Countrywide Fund Services, Inc. at (888) 593-7878 to obtain an account number. You should then instruct a member commercial bank to wire funds to:

     Firstar Bank, NA
     Cincinnati, Ohio
     ABA #: 042000013
     Credit: The Westport Funds
     Account #: 4888-77275
     Further credit: [Westport Fund/Westport Small Cap Fund]
     Shareholder Name: __________________________
     Shareholder Account #: _____________________
     (Include your name, address and taxpayer identification number.)

     You should then promptly complete and mail the account application.

Purchasing Additional Shares

     You may purchase additional shares

     --  by bank wire, as indicated above,
     -- by mailing a check to Countrywide Fund Services, Inc. at the address listed above; or
     --  by electronic funds transfer.

     Each investment in shares of a Fund, including dividends and capital gain distributions reinvested, is acknowledged by a statement showing the number of shares purchased, the NAV at which the shares were purchased, and the new balance of Fund shares owned.


Through Your Broker-Dealer

     You may maintain your account through certain broker-dealers. These broker-dealers may make arrangements for their customers to purchase and redeem shares of the Funds by telephone and some broker-dealers may impose a charge for their services. Alternatively, if you did not make your initial purchase through a broker-dealer, you may purchase and redeem shares directly through the Transfer Agent without any such charges.


Automatic Investment Plan

     You may also purchase shares by arranging systematic monthly investments into a Fund with either Fund's Automatic Investment Plan. The minimum initial investment is $1,000 and the minimum subsequent investment is $100. After you give a Fund proper authorization, your bank account, which must be with a bank that is a member of the Automated Clearing House, will be debited accordingly to purchase shares. You will receive a confirmation for every transaction, and a withdrawal will appear on their bank statements.

     To participate in the Automatic Investment Plan, you must complete the appropriate sections of the account application or the Automatic Investment Plan form. These forms may be obtained by calling Countrywide Fund Services, Inc. at
(888) 593-7878. The amount you specify will automatically be invested in shares at the relevant Fund's NAV next determined after payment is received by that Fund.

     To change the amount invested, we must receive your written instructions at least seven Business Days in advance of the next transfer. If the bank or bank account number is changed, we must receive your instructions at least 20 Business Days in advance. If there are insufficient funds in your designated bank account to cover the shares purchased using the Automatic Investment Plan, your bank may charge you a fee or may refuse to honor the transfer instruction (in which case no Fund shares will be purchased).

     You should check with your bank to determine whether it is a member of the Automated Clearing House and whether your bank charges a fee for transferring funds through the Automated Clearing House. Expenses incurred by a Fund related to the Automatic Investment Plan are borne by that Fund. As a result, you pay no direct fee to use these services.

Instructions for Selling or Redeeming Shares

     Upon receipt by Countrywide Fund Services, Inc. of a redemption request in proper form, shares of a Fund will be redeemed at their next determined net asset value.

By Written Request

     Redemption requests may be made in writing to:

     Countrywide Fund Services, Inc.
     P.O. Box 5354
     Cincinnati, Ohio 45201-5354

     The request must specify

     -- the name of the Fund;
     -- the dollar amount or number of shares to be redeemed;
     -- the account number.

     The request must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign). A signature guarantee is required for any written redemption request for an amount greater than $25,000. Signature guarantees are described more fully below.


Through Your Broker-Dealer

     You may also make redemption requests through your broker-dealer.


By Telephone

     If you wish to redeem your shares by telephone, you must elect this option on your account application. Due to the time required to set up this service initially, this privilege may not be available until several weeks after your account application is received.

     If you elected telephone redemption privileges, you may make a telephone redemption request by calling Countrywide Fund Services, Inc. at (888) 593-7878 and providing your account number, the exact name in which your shares are registered and your social security or taxpayer identification number. In response to the telephone redemption instruction, we will mail a check to your record address, or, if you provided a bank wire or Automated Clearing House redemption authorization, we will wire or electronically transfer the proceeds to your designated bank account. You must complete the appropriate sections of the account application to authorize receipt of redemption proceeds by bank wire or by Automated Clearing House. Redemptions for amounts less than $5,000 will be made by check or by Automated Clearing House.

Redemptions of $5,000 or more may be made by bank wire. There is a fee on all redemptions paid by wire, currently $9.00.

     In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Countrywide Fund Services, Inc. will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither Countrywide Fund Services, Inc., the Adviser nor the Funds will be liable for any losses due to unauthorized or fraudulent redemption requests.

     In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If you cannot reach Countrywide Fund Services, Inc. by telephone, you may mail or hand-deliver redemption requests to Countrywide Fund Services, Inc.


Signature Guarantees

     A signature guarantee is required for any written request to redeem an amount greater than $25,000. In addition, a signature guarantee is required for instructions to change your

     --   record  name or  address;
     --   Automated  Clearing  House bank or bank account information;
     --   Systematic  Withdrawal Plan information;
     -- dividend election; or -- telephone purchase, redemption or exchange options.

     Signature guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, or savings association that is authorized to guarantee signatures and which is acceptable to Countrywide Fund Services, Inc. Whenever a signature guarantee is required, each person required to sign for the account must have his signature guaranteed. Signature guarantees by notaries public are not acceptable.


Systematic Withdrawal Plan

     If you own shares of a Fund with an aggregate value of $10,000 or more, you may establish a Systematic Withdrawal Plan under which you offer to sell to such Fund at net asset value the number of full and fractional shares which will produce the monthly or quarterly payments you specify (minimum $100 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete your principal. If you are thinking about participating in this plan, you should consult your tax adviser.

     If you want to use this plan, you may do so by [marking the appropriate box] on the account application. If you already own shares and would like to use the plan, you may obtain the necessary form by [writing or] calling Countrywide Fund Services, Inc. at (888) 593-7878. This service is free.

Other Redemption Information

     The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes. Checks for redemption proceeds normally will be mailed, and bank wire or Automated Clearing House redemption payments will normally be made, within seven days, but will not be mailed until all checks (including a certified or cashier's check) in payment for the purchase of the shares to be redeemed have been cleared, generally anticipated to occur within 15 days after investment. Unless other instructions are given, a check for the proceeds of a redemption will be sent to the your address of record.

     We may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or the exchange is closed, other than customary weekend and holiday closings, (ii) the Securities and Exchange Commission has by order permitted such suspension or (iii) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of a Fund not reasonably practicable.

     To be in a position to eliminate excessive expenses, we reserve the right to redeem, upon not less than 30 days' notice, all shares of a Fund in an account (other than an IRA) which has a value below $1,000. However, you will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

     Proceeds of redemptions normally are paid by check, electronic transfer or bank wire. However, payments may be made wholly or partially in portfolio securities if the Board of Trustees determines that payment in cash would be detrimental to the best interests of a Fund.

Retirement Plans

     The Funds have a master IRA plan described briefly below. Detailed information concerning the IRA plan including related documentation on applications and charges of the custodian may be obtained from the Funds. Contributions to a traditional IRA are deductible for federal income tax purposes for certain investors and become taxable only upon withdrawal. In addition, income and capital gains earned in a traditional IRA are sheltered from taxation until withdrawal.

     In general, individuals earning compensation may make IRA contributions of up to $2,000 per year. The deductibility of an individual's IRA contribution may be reduced or eliminated if the individual or, in the case of a married individual, the individual's spouse is an active participant in an employer-sponsored retirement plan. An individual with a non-working spouse may establish a separate IRA for the spouse and annually contribute a total of up to $4,000 to the two IRAs, provided that no more than $2,000 may be contributed to the IRA of either spouse.

     Generally, if an individual is not covered by a qualified retirement plan, but the individual's spouse is, the amount which can be deducted for IRA contributions will be phased out if their combined adjusted gross income is between $150,000 and $160,000. If an individual is covered by a qualified retirement plan, the amount of deductible IRA contributions may be reduced or eliminated based on the individual's adjusted gross income for the year. The adjusted gross income level at which a single taxpayer's deduction for 1997 is affected, $25,000, will increase annually to reach $50,000 in 2005. The adjusted gross income level at which the deduction for 1997 for a married taxpayer (other than a married individual filing a separate return) is affected, $40,000, will increase annually to reach $80,000 in 2007.

     The master IRA plan also permits an IRA rollover of a lump sum distribution from a qualified pension or profit-sharing plan. The participant may roll over all or part of such a distribution into an IRA plan and thereby postpone federal income tax on that part of the distribution. The rollover must be made within 60 days after receipt of the distribution. Rollovers must be made directly from the plan to avoid certain withholding taxes.

     Withdrawals from a traditional IRA, other than that portion, if any, of the withdrawal considered to be a return of your non-deductible IRA contribution, are taxed as ordinary income when received. Such withdrawals may be made without penalty after you reach age 59 1/2, and must commence shortly after age 70 1/2. Withdrawals before age 59 1/2 or the failure to commence withdrawals on a timely basis after age 70 1/2 may involve the payment of certain penalties.

     The Funds may also be used as funding vehicles for Roth IRAs, 401(k) and other retirement plans. For more information, please call (888) 593-7878 or write to The Westport Funds.

Shareholder Services

     The Trust has adopted a shareholder services plan with respect to the Class R shares of each Fund providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust (or the Trust's agents) may enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services not otherwise provided by the transfer agent. For these services, the Trust pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class R shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

     Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for shares of a Fund held beneficially; and providing such other services as the Trust or shareholder may request.

Dividends and Distributions

     We will make distributions at least annually from the investment company taxable income of each Fund. Net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, are also expected to be distributed at least annually. Investment company taxable income of a Fund consists of all of that Fund's taxable income other than the excess, if any, of net long-term capital gains over net short-term capital losses, reduced by deductible expenses of that Fund. The Fund's expenses are accrued daily. Unless you elect to have dividends and distributions paid in cash, your dividends and distributions will be reinvested in additional shares of the relevant Fund.

Taxes

     The following discussion is intended for general information only. You should consult with your own tax advisor as to the tax consequences of an investment in a Fund, including the status of distributions under applicable state or local law.

Federal Income Taxes

     Each Fund intends to elect and qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, each Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and in a timely manner distributes all of its taxable income, the Fund generally will not pay any U.S. federal income or excise tax.

     Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Because a portion of each Fund's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by a Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable at the applicable mid-term or long-term capital gains rate, regardless of how long you have held a Fund's shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional shares of a Fund.

     A distribution of an amount in excess of the Funds' current and accumulated earnings and profits will be treated by you as a return of capital which is applied against and reduces your basis in his or her shares. To the extent that the amount of any such distribution exceeds your basis in his or her shares, the excess will be treated as gain from a sale or exchange of the shares. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to you in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Each year, we will notify you of the tax status of dividends and distributions.

     Upon the sale or other disposition of shares of a Fund, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon your holding period for the shares.

     We may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable if you

     --  fail to provide us with your correct taxpayer  identification  number;

     --  fail to make required certifications;  or

     -- you have been notified by the IRS that you are subject to backup withholding.

     Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

     Further information relating to tax consequences is contained in the Statement of additional Information.

State and Local Taxes

     A Fund's distributions also may be subject to state and local taxes. You should consult your own tax advisor regarding the particular tax consequences of an investment in a Fund.

Financial Highlights

     The financial highlights table is intended to help you understand each Fund's financial performance for the past year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, whose report, along with the Funds' audited financial statements, are included in the current annual report, which is available upon request.

                     Per Share Data for a Share Outstanding
               Throughout the Periods Ended December 31, 1998(A)

--------------------------------------------------------------------------------
                                                                 Westport
                                          Westport               Small Cap
                                            Fund                   Fund

--------------------------------------------------------------------------------
                                           Class R        Class R      Class I
                                           -------        -------      -------

Net asset value at beginning of period   $   10.00      $  10.00       $  10.92
                                        -----------    -----------    ----------

Income from investment operations
     Net investment loss..............       (0.05)        (0.02)         (0.02)
     Net realized and unrealized
          gains on investments........        1.27          1.56           0.65
                                        -----------    -----------    ----------
Total from investment operations......        1.22          1.54           0.63
                                        -----------    -----------    ----------

Net asset value at end of period......   $   11.22      $  11.54      $   11.55
                                        ===========    ===========    ==========

Total return..........................       12.20%        15.40%          5.77%
                                        ===========    ===========    ==========

Net assets at end of period (000's)...   $   6,099      $  20,637     $  33,230
                                        ===========    ===========    ==========

Ratio of net expenses to
     average net assets...............        1.50%          1.50%     1.50%(C)

Ratio of gross expenses to
     average net assets (B) ...........       3.60%          1.79%     1.64%(C)

Ratio of net investment loss
     to average net assets............       (0.71)%        (0.39)%   (0.36)%(C)

Portfolio turnover rate...............          63%            19%       19%

--------------------------------------------------------------------------------

(A) Represents the year ended December 31, 1998, except for Class I shares of the Westport Small Cap Fund which represents the period from its initial public offering of shares (February 16, 1998) through December 31, 1998.

(B) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(C)  Annualized.

The Westport Funds

Westport Fund
Westport Small Cap Fund

Investment Adviser
Westport Advisers, LLC


Administrator
Countrywide Fund Services, Inc.

Distributor
CW Fund Distributors, Inc.

Counsel
Dechert Price & Rhoads

Independent Accountants
Tait, Weller & Baker

Transfer Agent and Dividend Disbursing Agent
Countrywide Fund Services, Inc.

Custodian
Firstar Bank, N.A.

Where to Get Additional Information

     If you would like additional information about The Westport Funds, the following documents are available to you without any charge, upon request:

-- Annual/Semi-Annual Reports -- Additional information about the Funds' investments is available in each Fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

-- Statement of Additional Information -- Additional information about the Funds' structure and operations can be found in the Statement of Additional Information. The information presented in the Statement of Additional Information is incorporated by reference into the prospectus and is legally considered to be part of this prospectus.

     To request a free copy of any of the materials described above, or to make any other inquiries, please contact us:

     By telephone          1-888-593-7878

     By mail               Countrywide Fund Services, Inc.
                           P.O. Box 5354
                           Cincinnati, Ohio  45201-5354

     By internet           http://www.westportfunds.com

     Reports and other information about the Funds (including the Funds' Statement of Additional Information) may also be obtained from the Securities and Exchange Commission:

-- By going to the Commission's Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

-- By accessing the Commission's Internet site at http://www.sec.gov where you can view, download and print the information.

--  By  writing to the Public Reference  Section of the Securities and Exchange
    Commission,   Washington,   D.C.  20549-6009   where,  upon  payment  of  a
    duplicating fee, copies of the information will be sent to you.

Investment Company Act File No. 811-08359.

                                   INVESTMENTS



                       Statement of Additional Information


                               The Westport Funds

                                  Westport Fund
                             Westport Small Cap Fund


                                   May 1, 1999


                              253 Riverside Avenue
                           Westport, Connecticut 06880
                                 1-888-593-7878


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of The Westport Funds dated May 1, 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing or calling The Westport Funds at the address and telephone number given above. This Statement of Additional Information is incorporated by reference in its entirety in the Prospectus. The financial statements and notes contained in the annual report and semi-annual report are incorporated by reference into this Statement of Additional Information. Copies of the Prospectus, Statement of Additional Information, annual and semi-annual reports may be obtained without charge by writing or calling the address or phone number shown above.

                                TABLE OF CONTENTS
                                                                           Page

SECURITIES, INVESTMENT STRATEGIES AND RELATED RISKS...........................1

   Equity Securities..........................................................1
   U.S. Government Securities.................................................2
   American Depositary Receipts ("ADRs")......................................2
   Foreign Securities.........................................................2
   Securities of Other Investment Companies...................................3
   Convertible Securities.....................................................3
   Lower-Grade Securities.....................................................3
   Rights and Warrants........................................................4
   When-Issued Securities.....................................................4
   Repurchase Agreements......................................................4
   Illiquid and Restricted Securities.........................................5
   Loans of Portfolio Securities..............................................5

HEDGING.......................................................................6

   Stock Index Futures........................................................6
   Writing Call Options.......................................................7
   Writing Put Options........................................................7
   Purchasing Puts and Calls..................................................9
   Regulatory Aspects of Hedging Instruments..................................10
   Additional Information About Hedging.......................................11
   Special Risk Factors in Hedging............................................12

FUND POLICIES.................................................................13

   Fundamental Policies.......................................................13
   Fundamental Restrictions...................................................14

Temporary Defensive Positions.................................................16


MANAGEMENT OF THE FUND........................................................16

   Compensation of Trustees and Certain Officers..............................17

INVESTMENT ADVISORY AND OTHER SERVICES........................................18

   The Investment Adviser.....................................................18
   The Administrator..........................................................19
   The Accounting Services Agent..............................................20
   The Distributor............................................................20
   Custodian and Transfer and Dividend Disbursing Agent.......................20

DETERMINATION OF NET ASSET VALUE..............................................21

ADDITIONAL INFORMATION ABOUT REDEMPTION OF SHARES.............................21

PORTFOLIO TURNOVER............................................................21

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................22

ORGANIZATION OF THE TRUST AND A...............................................23

TAXATION......................................................................25

   Taxation of the Funds......................................................25
   Distributions..............................................................26
   Sale of Shares.............................................................26
   Original Issue Discount Securities.........................................27
   Market Discount Bonds......................................................27
   Options and Hedging Transactions...........................................27
   Currency Fluctuations - "Section 988"Gains or Losses.......................29
   Foreign Withholding Taxes..................................................30
   Backup Withholding.........................................................30
   Foreign Shareholders.......................................................30
   Other Taxation.............................................................32

PERFORMANCE...................................................................32

COUNSEL AND INDEPENDENT ACCOUNTANTS...........................................33

FINANCIAL STATEMENTS..........................................................33

APPENDIX A....................................................................35

                       STATEMENT OF ADDITIONAL INFORMATION

     The Westport Funds (the "Trust") is a no-load, open-end, management investment company organized as a Delaware business trust on September 17, 1997, and is composed of two separate series: the Westport Fund and the Westport Small Cap Fund (each a "Fund" and, collectively, the "Funds").

     Much  of  the  information   contained  in  this  Statement  of  Additional
Information expands on subjects discussed in the Prospectus. No investment in the shares of the Funds should be made without first reading the Prospectus.

               SECURITIES, INVESTMENT STRATEGIES AND RELATED RISKS

     The following descriptions supplement the descriptions of the investment objectives, strategies and related risks of each Fund as set forth in the Prospectus.

     Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as described in the Prospectus and in this Statement of Additional Information, each Fund may invest in any of the following securities or pursue any of the following investment strategies.

Equity Securities

     Equity securities include common and preferred stock, convertible securities and warrants. Common stock represents an equity or ownership interest in a company. Although this interest often gives a Fund the right to vote on measures affecting the company's organization and operations, neither Fund intends to exercise control over the management of companies in which it invests. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term.

     Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. Convertible securities are securities that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company's stock, but to a lesser degree than if it had invested in that company's common stock.

     The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

U.S. Government Securities

     U.S. Treasury obligations are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the "full faith and credit" of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others are supported only by the credit of the instrumentality. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency of instrumentality does not meet its commitment. The Fund will invest in the securities of such agencies or instrumentalities only when Westport Advisers, LLC, the Funds' investment adviser (the "Adviser"), is satisfied that the credit risk with respect to such instrumentality is minimal.

American Depositary Receipts ("ADRs")

     A Fund may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. In a "sponsored" ADR, the foreign issuer typically bears certain expenses of maintaining the ADR facility.

     "Unsponsored" ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Foreign Securities

     The Funds may invest in securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. All such securities are referred to as "foreign securities."

     Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. If a Fund's portfolio securities are held abroad, the countries in which they may be held and the sub-custodians or depositories holding them must be approved by the Trust's Board of Trustees to the extent that approval is required under applicable rules of the Securities and Exchange Commission.

     Investments in foreign securities present special additional risks and considerations not typically associated with investments in domestic securities: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits and obtaining judgments in foreign courts; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

Securities of Other Investment Companies

     A Fund may invest in shares of other investment companies to the extent permitted by the 1940 Act. To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company's expenses, such as investment advisory and distribution fees, and operating expenses.

Convertible Securities

     The Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

Lower-Grade Securities

     Each Fund may invest up to 10% of its total assets in lower-grade securities. Lower-grade securities (commonly known as "junk bonds") are rated less than "BBB" by Standard & Poor's Ratings Service, a division of the McGraw Hill Companies, Inc. ("S&P"), or less than "Baa" by Moody's Investors Service, Inc. ("Moody's"), or have a comparable rating from another rating organization. If unrated, the security is determined by the Adviser to be of comparable quality to securities rated less than investment grade.

     High yield, lower-grade securities, whether rated or unrated, have special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and, therefore, they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency. For more information about the rating systems of Moody's and S&P, see Appendix A to this SAI.

Rights and Warrants

         Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund's entire investment therein).

         Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

When-Issued Securities

         The Funds may take advantage of offerings of eligible portfolio securities on a "when-issued" basis where delivery of and payment for such securities takes place sometime after the transaction date on terms established on such date. The Funds will only make when-issued commitments on eligible securities with the intention of actually acquiring the securities. During the period between the purchase and settlement, the underlying securities are subject to market fluctuations and no interest accrues prior to delivery of the securities. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued commitments will not be made if, as a result, more than 15% of the net assets of a Fund would be so committed.

Repurchase Agreements

     The Funds may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities. In a repurchase transaction, a Fund acquires a security from, and simultaneously agrees to resell it to, an approved vendor. An "approved vendor" is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer that has been designated a primary dealer in government securities, that must meet credit requirements set by the Trust's Board of Trustees from time to time. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. If the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "1940 Act"), collateralized by the underlying security. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements of seven days or less. Repurchase agreements with a maturity beyond seven days are subject to a Fund's limitations on investments in illiquid and restricted securities.

Illiquid and Restricted Securities

     As a non-fundamental investment policy, a Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Over-the-counter options, repurchase agreements not entitling the holder to payment of principal in seven days, and certain "restricted securities" may be illiquid.

     A security is restricted if it is subject to contractual or legal restrictions on resale to the general public. A liquid institutional market has developed, however, for certain restricted securities such as repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Thus, restrictions on resale do not necessarily indicate a lack of liquidity for the security. For example, if a restricted security may be sold to certain institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or another exemption from registration under such Act, the Adviser may determine that the security is liquid under guidelines adopted by the Board of Trustees. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. With other restricted securities, however, there can be no assurance that a liquid market will exist for the security at any particular time. A Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. The Fund treats such holdings as illiquid.

     To enable the Funds to sell restricted securities not registered under the Securities Act of 1933, the Funds may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by a Fund with the issuer at the time such securities are purchased by such Fund, if such registration is required before such securities may be sold publicly. Securities having contractual restrictions on their resale might limit a Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

Loans of Portfolio Securities

     To attempt to increase its total return, a Fund may lend its portfolio securities to certain types of eligible borrowers approved by the Board of Trustees subject to the restrictions stated in the Prospectus and this Statement of Additional Information. Under applicable regulatory requirements (which are subject to change), the loan collateral on each business day must at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Funds. The terms of each Fund's loans must meet applicable tests under the Internal Revenue Code of 1986 (the "Code") and must permit a Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter. There are some risks in connection with securities lending. For example, a Fund might experience a delay in receiving additional collateral to secure a loan or a delay in recovery of the loaned securities.

                                     HEDGING

     As described below, a Fund may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on securities, futures and broadly-based stock indices. These are all referred to as "hedging instruments." The Funds do not use hedging instruments for speculative purposes. The hedging instruments the Funds may use and the limits on their use are described below. In the future, a Fund may employ hedging instruments and strategies that are not presently contemplated, but which may be subsequently developed, to the extent such investment methods are consistent with such Fund's investment objective, and are legally permissible.

     A Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge a Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase a Fund's exposure to the securities market.

     Additional information about the hedging instruments that a Fund may use is provided below.

Stock Index Futures

     A Fund may invest in Stock Index Futures only if they relate to broadly-based stock indices. A stock index is considered to be broadly-based if it includes stocks that are not limited to issues in any particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks.

     Stock Index Futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The contracts obligate the seller to deliver and the purchaser to take cash to settle the futures transaction or to enter into an obligation contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by a Fund on the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment, in cash or U.S. Treasury bills, with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with such Fund's Custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.

     At any time prior to the expiration of the future, a Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to such Fund. Any gain or loss is then realized by such Fund on the future for tax purposes. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

Writing Call Options

     A Fund may write covered calls. When a Fund writes a call on an investment, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the underlying investment) regardless of market price changes during the call period. To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call a Fund has written is more or less than the price of the call such Fund subsequently purchased. A profit may also be realized if the call lapses unexercised because such Fund retains the underlying investment and the premium received. Those profits are considered short-term capital gains for federal income tax purposes, as are premiums on lapsed calls, and when distributed by a Fund are taxable as ordinary income. If a Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

     A Fund may also write calls on futures without owning a futures contract of deliverable securities, provided that at the time the call is written, such Fund covers the call by segregating in escrow an equivalent dollar value of deliverable securities or liquid assets. Each Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future. In no circumstances would an exercise notice as to a future put a Fund in a short futures position.

Writing Put Options

     A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Fund as writing a covered call. The premium a Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, such Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, such Fund (as the writer of the put) realizes a gain in the amount of the premium less transaction costs. If the put is exercised, such Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, such Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

     When writing put options on securities, to secure its obligation to pay for the underlying security, a Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. Such Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of such Fund as the put writer continues, it may be assigned an exercise notice by the exchange or broker-dealer through whom such option was sold, requiring such Fund to exchange currency at the specified rate of exchange or to take delivery of the underlying security against payment of the exercise price. Such Fund may have no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which such Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once such Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

     A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit such Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by that Fund. Such Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As above for writing covered calls, any and all such profits described herein from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by a Fund, are taxable as ordinary income.

     The Trustees have adopted a non-fundamental policy that each Fund may write covered call options or write covered put options with respect to not more than 5% of the value of its net assets. Similarly, each Fund may only purchase call options and put options with a value of up to 5% of its net assets.

Purchasing Puts and Calls

     A Fund may purchase calls to protect against the possibility that such Fund's portfolio will not participate in an anticipated rise in the securities market. When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, a Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price, transaction costs, and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and such Fund will lose its premium payment and the right to purchase the underlying investment. When a Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to such Fund.

     When a Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Fund owns (a "protective put") enables that Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration and such Fund will lose the premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

     Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements of individual securities or futures contracts. When a Fund buys a call on a stock index or Stock Index Future, it pays a premium. If a Fund exercises the call during the call period, a seller of a corresponding call on the same investment will pay such Fund an amount of cash to settle the call if the closing level of the stock index or Future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the call and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon such Fund's exercise of its put, to deliver cash to such Fund to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

     When a Fund purchases a put on a stock index, or on a Stock Index Future not owned by it, the put protects such Fund to the extent that the index moves in a similar pattern to the securities such Fund holds. Such Fund can either resell the put or, in the case of a put on a Stock Index Future, buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date. In the event of a decline in price of the underlying investment, such Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

     Each Fund's options activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by a Fund may cause that Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by a Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within each Fund's control, holding a put might cause a Fund to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a call, put or an underlying investment in connection with the exercise of a put or call. Those commissions may be higher than the commissions for direct purchases or sales of the underlying investments.

     Premiums paid for options are small in relation to the market value of the underlying investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investments.

Regulatory Aspects of Hedging Instruments

         The Funds are required to operate within certain guidelines and restrictions with respect to its use of futures and options thereon as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, each Fund is excluded from registration as a "commodity pool operator" if it complies with the requirements of Rule 4.5 adopted by the CFTC. Under this rule, neither Fund is limited regarding the percentage of its assets committed to futures margins and related options premiums subject to a hedge position. However, aggregate initial futures margins and related options premiums are limited to 5% or less of each Fund's net asset value for other than bona fide hedging strategies employed by each Fund within the meaning and intent of applicable provisions of the Commodity Exchange Act and CFTC regulations thereunder.

         Transactions in options by the Funds are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of options which a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Funds (or an adviser that is an affiliate of the Funds' adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Due to requirements under the 1940 Act, when a Fund purchases a Stock Index Future, such Fund will maintain, in a segregated account or account with its Custodian, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such future, less the margin deposit applicable to it.

Additional Information About Hedging

     The Funds' Custodian or a securities depository acting for the Custodian, will act as the Funds' escrow agent, through the facilities of Options Clearing Corporation ("OCC"), as to the investments on which the Funds have written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Funds' entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

         When a Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which such Fund would have the absolute right to purchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option is "in-the-money"). When a Fund writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in the illiquid securities as stated in the Prospectus) the marked to market value of any OTC option held by it. The Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation. A Fund's option activities may affect its turnover rate and brokerage commissions. The exercise by a Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within a Fund's control, holding a put might cause a Fund to sell the related investments for reasons which would not exist in the absence of the put. Each Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investments.

Special Risk Factors in Hedging

     Hedging instruments can be volatile investments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Adviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option. In addition, futures contracts sales involve the risk of theoretically unlimited loss.

     Options trading involves the payment of premiums and has special tax effects on a Fund. There are also special risks in particular hedging strategies. If a covered call written by a Fund is exercised on an investment that has increased in value, such Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. These risks are described in greater detail in the SAI.

     In addition to the risks with respect to options discussed above, there is a risk in using short hedging by (i) selling Stock Index Futures or (ii) purchasing puts on stock indices or Stock Index Futures to attempt to protect against declines in the value of a Fund's equity securities. The risk is that the prices of Stock Index Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of a Fund's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

     The risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the hedging instruments, a Fund may use hedging instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historic volatility of the prices of the equity securities being hedged is more than the historic volatility of the applicable index. It is also possible that if a Fund has used hedging instruments in a short hedge, the market may advance and the value of equity securities held in such Fund's portfolio may decline. If that occurred, such Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of equity securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     If a Fund uses hedging instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such futures, on securities or on stock indices, it is possible that the market may decline. If such Fund then concludes not to invest in equity securities at that time because of concerns as to a possible further market decline or for other reasons, such Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the equity securities purchased.

                                  FUND POLICIES

     Each Fund has an investment objective, fundamental policies and fundamental restrictions that cannot be changed without the vote of a "majority" of a Fund's outstanding voting securities. Under the 1940 Act, such a majority vote is defined as the vote of the holders of the lesser of: (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares.

Fundamental Policies

Concentration

     As a fundamental investment policy, each Fund may not purchase a security (other than U.S. Government Securities, as such term is defined below) if, as a result, more than 25% of its net assets would be invested in a particular industry.

Diversification

     As a fundamental investment policy, each Fund may not purchase a security if, as a result (a) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (b) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of the Fund's total assets and does not apply to U.S. Government Securities.

Borrowing

     As a fundamental investment policy, each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of the Fund's total assets. As a non-fundamental investment policy, a Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

     Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the earnings on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might need to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

Cash

     Each Fund may hold a certain portion of its assets in cash or in investment grade cash equivalents to retain flexibility in meeting redemptions, paying expenses, and timing of new investments. Cash equivalents may include (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have an A+ rating from S&P or an A-1+ rating from Moody's, (iii) commercial paper rated P-1 by Moody's or A-1 by S&P, (iv) repurchase agreements covering any of the securities in which a Fund may invest directly, and (v) money market mutual funds.

Fundamental Restrictions

     The following investment restrictions are fundamental policies that each fund must follow. Each Fund may not:

1. invest in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but each Fund is authorized to purchase and sell financial futures contracts and options on such futures contracts exclusively for hedging and other non-speculative purposes to the extent specified in the Prospectus;

2. invest 25% or more of its net assets in one or more issuers conducting their principal business in the same industry; -- with respect to 75% of its assets, invest more than 5% of the market value of its total assets in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof);

3. with respect to 75% of its assets, purchase more than 10% of the outstanding voting securities of any issuer (other than obligations of the U.S. Government);

4. invest in real estate or real estate limited partnerships (direct participation programs); however, each Fund may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein;

5. make short sales whereby the dollar amount of short sales at any one time would exceed 5% of the net assets of the Fund; provided that the Fund maintains collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as "short sales against the box"), such restrictions shall not apply;

6. purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin;

7. underwrite securities of other companies except in so far as either Fund may be deemed to be an underwriter under the Securities Act of 1933 in disposing of a security;

8. invest in interests in oil, gas or other mineral exploration or development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

9. borrow money, or pledge, mortgage or hypothecate its assets, except that the Funds may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 10%, and, borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of a Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time of the borrowing. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made;

10. issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, future contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

11. make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with the Funds' investment policies;

12. invest for the purpose of exercising control or management of another company;

13. acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Sec. 12(d)(1) of the 1940 Act, and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction.

Temporary Defensive Positions

         Either of the Funds may at times, for defensive purposes, temporarily place all or a portion of their assets in cash, short-term commercial paper, U.S. government securities, high quality debt securities, including Eurodollar and Yankee Dollar obligations, and obligations of banks when, in the judgment of the Funds' Adviser, such investments are appropriate in light of economic or market conditions. When and to the extent a Fund assumes a temporary defensive position, it will not pursue its investment objective.


                             MANAGEMENT OF THE FUND

     The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the Trust's agreements with its investment adviser, administrator, custodian and transfer agent. The management of each Fund's day-to-day operations is delegated to its officers, the Adviser and the Funds' administrator, subject always to the investment objective and policies of the Funds and to general supervision of the Board of Trustees. As of April 1, 1999, the Trustees and officers as a group beneficially or of record owned 14.36% of the outstanding shares of the Westport Fund and less than 1% of the outstanding shares of the Westport Small Cap Fund.

         The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. An asterisk (*) has been placed next to the name of each Trustee who is an "interested person" of the Trust, as such term is defined in the 1940 Act, by virtue of such person's affiliation with the Trust, a Fund or the Adviser.

                                                                      Principal Occupations
Name, Address and Age                  Position with the Trust        During the Past Five Year
---------------------                  -----------------------        -------------------------
Raymond J. Armstrong, 73               Trustee                        Chairman of money manager, Armstrong Shaw
2 Bluewater Hill                                                      Associates, Inc. (registered investment
Westport, CT 06880                                                    adviser) (1984-present).

Stephen E. Milman, 61                  Trustee                        Limited Partner, Orchard Park Associates,
5 Pratt Island                                                        L.P., Minor League Heroes, L.P., and Minor
Darien, CT 06820                                                      League Sports Enterprises LP; Principal,
                                                                      Neuberger Berman LLC (1987-1996).

Edmund H. Nicklin, Jr.*, 52            Trustee and President          Managing Director, Westport Advisers, LLC;
253 Riverside Avenue                                                  Portfolio Manager, Westport Asset Management,
Westport, CT 06880                                                    Inc.; Portfolio Manager, Evergreen Funds
                                                                      (1982-1997); President and Director, Lake
                                                                      Huron Cellular Corp.

Ronald H. Oliver*, 70                  Trustee, Executive Vice        President, Westport Asset Management, Inc.;
253 Riverside Avenue                   President, Secretary and       Director, Automated Security (Holdings)
Westport, CT 06880                     Treasurer                      (1995-1996).

D. Bruce Smith, II, 60                 Trustee                        Independent Consultant, Gunn Partners, Inc.
19 Beaver Brook Road                                                  (March 1994-present); Controller, Solvents and
Ridgefield, CT 06877                                                  Coatings Materials Division, Union Carbide
                                                                      Corp. (manufacturer, sale of chemicals)(until
                                                                      December 1993).

Andrew J. Knuth, 60                    Executive Vice President       Chairman, Chief Investment Officer and
253 Riverside Avenue                                                  portfolio manager, Westport Asset Management,
Westport, CT 06880                                                    Inc.; General Manager, Riverside Associates
                                                                      Limited Partnership I.


Compensation of Trustees and Certain Officers

     The following table sets forth information regarding compensation of Trustees and certain officers by the Trust, and by the fund complex of which the Trust is a part, for the fiscal year ended December 31, 1998. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust. Each of the other Trustees is paid an annual retainer of $5,000, and a fee of $1,000 for each meeting attended and is reimbursed for the expenses of attendance of such meetings. The Trust does not pay any pension or retirement benefits.


                               COMPENSATION TABLE
                       Fiscal Year Ended December 31, 1998

                                                        Aggregate Compensation
Name of Person, Position                             Registrant and Fund Complex

Raymond J. Armstrong*, Trustee                                 $7,000

Stephen E. Milman*+, Trustee                                     $0

Edmund H. Nicklin, Jr.**, Trustee and President                  $0

Ronald H. Oliver**, Trustee, Executive Vice President,           $0
    Secretary and Treasurer

D. Bruce Smith, II*, Trustee                                    $7,000

---------------------
*     Member of Audit Committee.
** "Interested person," as defined in the 1940 Act, of the Trust because of their affiliation with Westport Advisers, LLC, the Funds' investment adviser.
+ Although Mr. Milman is not an "interested person," he has requested that he not receive any fees for his service as a Trustee.

                 INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Adviser

     Westport Advisers, LLC, 253 Riverside Avenue, Westport, Connecticut 06880, serves as the investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Subject to the general control of the Board, the Adviser furnishes a continuous investment program for each Fund's portfolio, makes day-to-day investment decisions for each Fund, and generally manages each Fund's investments in accordance with the stated policies of each Fund, subject to the general supervision of the Board of Trustees of the Trust. The Adviser also selects brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser may consider sales of shares of the Funds as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Funds. The Adviser provides persons satisfactory to the Trustees of the Trust to serve as officers of the Funds. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers, or employees of the Adviser. Under the Advisory Agreement, the Westport Fund and Westport Small Cap Fund each pay the Adviser a monthly management fee in an amount equal to 1/12th of 0.90% and 1.00%, respectively, of the average daily net assets of the relevant Fund. Such fees are higher than those incurred by most other investment companies.

     In addition to the payments to the Adviser under the Advisory Agreement described above, each Fund pays certain other costs of its operations including
(a) custody, transfer and dividend disbursing expenses, (b) shareholder servicing fees, (c) fees of Trustees who are not affiliated with the Adviser,
(d) legal and auditing expenses, (e) clerical, accounting and other office costs, (f) costs of printing the Funds' prospectuses and shareholder reports,
(g) costs of maintaining the Trust's existence, (h) interest charges, taxes, brokerage fees and commissions, (i) costs of stationary and supplies, (j) expenses and fees related to registration and filing with the Securities and Exchange Commission and with state regulatory authorities, and (k) upon the approval of the Board of Trustees, costs of personnel of the Adviser or its affiliates rendering clerical, accounting and other office services.

     The Adviser is controlled by its two managing members, Edmund H. Nicklin, Jr., and Westport Asset Management, Inc. Mr. Nicklin, a portfolio manager for both the Adviser and Westport Asset Management, Inc., is also President of the Trust and a member of its Board of Trustees. As portfolio manager for the Adviser, Mr. Nicklin makes investment decisions for the Funds and is the portfolio manager of the Westport Fund and co-portfolio manager of the Westport Small Cap Fund. Westport Asset Management, Inc. is a registered investment adviser which provides investment services to companies, pension plans, endowments, foundations and individuals.

     Andrew J. Knuth, who is an Executive Vice President of the Trust, is also the Chairman and a principal of Westport Asset Management, Inc. and a co-portfolio manager of the Westport Small Cap Fund. Ronald H. Oliver serves as Executive Vice President, Secretary and Treasurer of the Trust and is a member of the Board of Trustees. Mr. Oliver is a principal of Westport Asset Management, Inc. and is also active in the day to day management of the Funds.

     The Westport Fund and Westport Small Cap Fund (both Class R and Class I shares) each pay the Adviser a monthly management fee in an amount equal to 1/12th of 0.90% and 1.00%, respectively, of the average daily net assets of the relevant Fund. During the 1998 fiscal year, the Westport Fund paid the Adviser $34,289 and the Westport Small Cap Fund paid the Adviser $247,031. In order to voluntarily reduce operating expenses during the fiscal year ended December 31, 1998, the Adviser waived investment advisory fees and reimbursed expenses of the Funds in the aggregate amounts of $92,271 for the Westport Fund and $46,948 for the Westport Small Cap Fund.

The Administrator

         On behalf of the Funds, the Trust has entered into an Administration Agreement with Countrywide Fund Services, Inc., 312 Walnut Street, Cincinnati, Ohio 45202 (the

"Administrator"). As provided in this agreement, the Administrator is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities and for certain special functions, and providing persons satisfactory to the Board of Trustees to serve as officers of the Trust. For these services, the Administrator receives from each Fund a monthly fee at the annual rate of 0.125% of such Funds' average daily net assets up to $50 million; 0.10% of such assets from $50 to $100 million; 0.075% of such assets from $100 to $150 million; provided, however, that the minimum fee shall be $1,000 per month for each Fund. For the fiscal year ending December 31, 1998, the Westport Fund paid the Administrator $11,000 and the Westport Small Cap Fund paid the Administrator $31,382.

The Accounting Services Agent

     On behalf of the Funds, the Trust has entered into an Accounting Services Agreement with Countrywide Fund Services, Inc., 312 Walnut Street, Cincinnati, Ohio 45202 (the "Accounting Services Agent"). As provided in this agreement, the Accounting Services Agent is responsible for the calculating the daily net asset value of the Funds in accordance with the Trust's current prospectus and statement of additional information. The Accounting Services Agent also keeps the general ledger for each Fund and records all income, expenses, capital share activity and security transactions. For these services, the Administrator receives from each Fund a monthly fee at the annual rate of $2,000 if the Fund's average monthly net assets are less than $50 million; $2,500 if such assets are between $50 and $100 million; $3,000 if such assets are between $100 and $200 million; $4,000 if such assets are between $200 and $300 million, $5,000 if such assets are over $300 million; provided, however, that a surcharge of $500 per month is charged to each Fund for each additional class. The Funds also reimburse certain out-of-pocket expenses incurred by the Accounting Services Agent in connection with obtaining valuations of each Fund's portfolio securities. For the fiscal year ending December 31, 1998, the Westport Fund paid the Accounting Services Agent $22,000 and the Westport Small Cap Fund paid the Accounting Services Agent $27,500.

The Distributor

     The Trust has entered into a Distribution Agreement, on behalf of the Funds, with CW Fund Distributors, Inc., or an affiliated company, 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202 (the "Distributor"). The Distributor is an affiliate of the Administrator by reason of common ownership. Pursuant to the Distribution Agreement, the Distributor acts as distributor of each Fund's shares. The Distributor acts as the agent of the Trust in connection with the offering of shares of the Funds. The Distributor receives no compensation for its services under the Distribution Agreement. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds. Investors purchasing or redeeming shares of a Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

Custodian

     Firstar Bank, NA ("Bank"), which has its principal business address at 425 Walnut Street, M.L. 6118, Cincinnati, Ohio 45202, has been retained to act as Custodian of the Funds' investments. Bank has no part in deciding the Funds' investment policies or which securities are to be purchased or sold for the Funds' portfolios.

Transfer and Dividend Disbursing Agent

     Countrywide Fund Services, Inc., 312 Walnut Street, Cincinnati, Ohio 45202, has been retained to serve as the Funds' transfer agent and dividend disbursing agent.

                        DETERMINATION OF NET ASSET VALUE

     Each Fund's net asset value per share is computed as of the scheduled close of trading on the New York Stock Exchange (normally 4:00 p.m.) on each day during which the New York Stock Exchange is open for trading. The net asset value per share of each Fund is computed by dividing the total current value of the assets of each Fund, less its liabilities, by the total number of shares of such Fund outstanding at the time of such computation.

     Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the last sales price on that day, or if such price is not available, the closing bid price.

     Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Funds are valued at fair value as the Board of Trustees may determine in good faith.

                ADDITIONAL INFORMATION ABOUT REDEMPTION OF SHARES

     Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of the Board of Trustees and taken at their value used in determining a Fund's net asset value per share as described under "Determination of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board believes that economic conditions exist which would make such a practice detrimental to the best interests of a Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. Neither Fund will distribute in kind portfolio securities that are not readily marketable.

                               PORTFOLIO TURNOVER

     The frequency of portfolio transactions is generally expressed in terms of a portfolio turnover rate. For example, an annual turnover rate of 100% would occur if all of the securities in a Fund were replaced once a year. Each Fund's portfolio turnover rate will vary from year to year depending on market conditions.

     The Funds may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving their investment objectives. Although the Funds cannot accurately predict their portfolio turnover rate, it is not expected to exceed 75% in normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such actions. Higher portfolio turnover rates, such as rates in excess of 100%, and short-term trading involve correspondingly greater commission expenses and transaction costs.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Brokerage commissions on U.S. securities exchanges are subject to negotiation between the Adviser and the broker.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of the Funds, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Adviser will consider the research and investment services provided by brokers or dealers who effect, or are parties to, portfolio transactions of the Funds or the Adviser's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Funds may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, and the services furnished by such brokers may be used by the Adviser in providing investment management for the Funds. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. The Adviser's policy is to pay higher commissions to brokers for particular transactions than might be charged if a different broker had been selected on occasions when, in the Adviser's opinion, this policy furthers the objective of obtaining the most favorable price and execution. In addition, the

Adviser is authorized to pay higher commissions on brokerage transactions for the Funds to brokers in order to secure research and investment services described above, subject to review by the Board of Trustees from time to time as to the extent and continuation of the practice. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board. For the fiscal year ended December 31, 1998, the Westport Fund paid brokerage commissions of $15,559 and the Westport Small Cap Fund paid brokerage commissions of $113,865.

                         ORGANIZATION OF THE TRUST AND A
                            DESCRIPTION OF THE SHARES

     The Trust was created on September 17, 1997 as a Delaware business trust and is authorized to issue an unlimited number of $.001 par shares of beneficial interest which may be issued in any number of series and classes. The Trust currently has two series: the Westport Fund and the Westport Small Cap Fund. Each series has two classes of shares: Class R shares and Class I shares. All shares of each Fund will have equal voting rights and each shareholder is entitled to one vote for each full share held and fractional votes for fractional shares held and will vote on the election of Trustees and any other matter submitted to a shareholder vote. The Trust is not required to and does not intend to hold meetings of shareholders. The Trust will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new investment advisory agreement or changing the fundamental investment policies) or by the Declaration of Trust. A shareholder's meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of a Fund. The Fund will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting. Shares of each Fund will, when issued, be fully paid and non-assessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by the relevant Fund and in the net assets of such Fund on liquidation or dissolution after satisfaction of outstanding liabilities.

     The  following  is  a  list  of   shareholders   of  each  Fund  who  owned
(beneficially or of record) 5% or more of a Class of a Fund's shares as of April 1, 1999.



Name and Address                                          Percentage Ownership              Type of Ownership

                                            Westport Fund Class R Shares
Charles Schwab & Co. Inc.                                        28.98%                          Record
Special Custody Acct FBO Customers
Attn Mutual Funds
101 Montgomery Street
San Francisco, CA  94104


Ledyard & Co.                                                    25.00%                          Record
P.O. Box 799
Hanover, NH  03755

                                       22


Name and Address                                          Percentage Ownership              Type of Ownership

                                       Westport Small Cap Fund Class R Shares

Charles Schwab & Co. Inc.                                        48.75%                          Record
Special Custody Acct FBO Customers
Attn Mutual Funds
101 Montgomery Street
San Francisco, CA  94104


NESC for Exclusive Benefit of Our Customers                      18.04%                          Record
200 Liberty Street
1 World Financial Center, Attn Mutual Funds
New York, NY  10281


                                       Westport Small Cap Fund Class I Shares

Mitra & Co                                                       26.75%                        Record
1000 N. Water St.
Milwaukee, WI  53202

Northern Trust Co-Trustee                                        22.51%                        Beneficial
FBO Allianz A/C #22-45894
P.O. Box 92956
Chicago, IL 60675


First Union National Bank TTEE                                   19.20%                        Beneficial
FBO Circuit City A/C #5041680202
1525 W. Wt. Harris Blvd. CMG NC 1151
Charlotte, NC  28288


Diocese of the Armenian Church                                   5.33%                         Beneficial
Armenian Church Endowment Fund
630 Second Avenue
New York, NY  10016



Tufts Associated Health Maintenance Organization                 5.27%                         Beneficial
Inc.
Roland Price TTEE
333 Wyman St. 333-3N
Waltham, MA  02254


                                    TAXATION

Taxation of the Funds

     Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of that Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of that Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

     As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on their investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that they distribute to shareholders. The Funds intend to distribute to their shareholders, at least annually, substantially all of their investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by such Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Distributions

     Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because a portion of a Fund's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by such Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the relevant Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net value of a share of the relevant Fund on the reinvestment date.

     Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

     A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Sale of Shares

     Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares of a Fund held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Original Issue Discount Securities

     Investments by a Fund in zero coupon or other discount securities will result in income to such Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though such Fund receives no cash interest payments. This income is included in determining the amount of income which that Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. In addition, if a Fund invests in certain high yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from such Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by that Fund in a written notice to shareholders.

Market Discount Bonds

     Gains derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by such Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless such Fund elects to include the market discount in income as it accrues.

Options and Hedging Transactions

     The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to a Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium is received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring such Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain options, futures contracts and forward contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

     Generally, the hedging transactions undertaken by the Funds may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     The Funds may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

     Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Currency Fluctuations - "Section 988" Gains or Losses

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in foreign currency and the time such Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures and foreign currency contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Unless certain constructive sale rules (discussed more fully above) apply, a Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. All or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which a Fund held the security used to close the short sale. In addition, a Fund's holding period for any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. In many cases, as described more fully under "Options and Hedging Transactions" above, a Fund is required to recognize gain (but not loss) upon entering into a short sale with respect to an appreciated security that such Fund owns, as though such Fund constructively sold the security at the time of entering into the short sale. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

     If a Fund invests in stock of certain foreign investment companies, such Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each of such Fund's holdng period for the stock. The distribution or gain so allocated to any taxable year of a Fund, other than the taxable year of the excess distribution or disposition, would be taxed to such Fund at the highest ordinary income tax rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in such Fund's investment company taxable income and, accordingly, would not be taxable to that Fund to the extent distributed by such Fund as a dividend to its shareholders.

     A Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in a Fund's investment company taxable income and net capital gain which, to the extent distributed by such Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to that Fund. In order to make this election, such Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. Alternatively, a Fund may elect to mark to market its foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each tax year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net marked-to-market gains reported in prior years.

Foreign Withholding Taxes

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

Backup Withholding

     A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Foreign Shareholders

     U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("foreign shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

     Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder), which tax is generally withheld from such distributions.

     Distributions of capital gain dividends and any amounts retained by a Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax at a rate of 31% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Taxation -- Backup Withholding," above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of a Fund and the five year period ending on the date of the disposition of those shares, such Fund was a "U.S. real property holding corporation" and the foreign shareholder held more than 5% of the shares of that Fund, in which event the gain would be taxed in the same manner as for a U.S. shareholder, as discussed above, and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. A corporation is a "U.S. real property holding corporation" if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of a Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations and certain participating debt securities.

     Income Effectively Connected. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by a Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of a Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Other Taxation

     Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                   PERFORMANCE

     From time to time, the Funds may advertise certain information about their performance. Each Fund may include their yield and total return in reports to shareholders or prospective investors. Quotations of yield for a Fund will be based on all investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula which is prescribed by the Securities and Exchange Commission:

                  YIELD = 2 [( a - b + 1)6 - 1]
                               ----
                                cd

Where:   a = dividends and interest earned during the period;
         b = expenses accrued for the period (net of reimbursements);
         c = the average daily number of shares of a Fund outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of one, five and ten years (up to the life of such Fund), calculated pursuant to the following formula which is prescribed by the Securities and Exchange Commission:

                  Average Annual Total Return =     (ERV)n-1
                                                     ---
                                                      P
                                       30

Where:   P = a hypothetical initial investment of $1,000;
         n = the number of years; and
         ERV = the ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period.

     Such total return figures show the average annual percentage change in value of an investment in such Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of such Fund's shares and assume that any income dividends and/or capital gains distributions made by that Fund during the period were reinvested in shares of such Fund. When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

     The Funds' average annual total returns for the year ended December 31, 1998 were:

         Westport Fund (Class R shares)                                12.20%
         Westport Small Cap Fund (Class R shares)                      15.40%

     In reports or other communications to shareholders of the Funds or in advertising materials, the Funds may compare their performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. The Funds may also compare the historical volatility of their portfolios to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole- beta-or in absolute terms- standard deviation.) It is important to note that the total return figures are based on historical returns and are not intended to indicate future performance.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS

     Legal matters in connection with the issuance of the shares of each Fund offered hereby will be passed on by Dechert Price & Rhoads, 30 Rockefeller Plaza, New York, New York 10112.

     Tait, Weller & Baker, Two Penn Center Plaza, Suite 700, Philadelphia, Pennsylvania 19102, have been appointed as independent accountants for the Funds.

                              FINANCIAL STATEMENTS

     The audited financial statements contained in the annual report to shareholders for the Funds dated December 31, 1998 are incorporated herein by reference. Copies of the Funds' most recent annual or semi-annual report may be obtained without charge upon request by writing to the Westport Funds, 253 Riverside Avenue, Westport, Connecticut 06880 or by calling toll free 1-888-593-7878.

     The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not be lawfully made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                                   APPENDIX A
                           DESCRIPTION OF BOND RATINGS


Moody's Ratings

Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating), they compromise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to payment of principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded having extremely poor prospects of attaining any real investment standing.

S&P's Ratings

Bonds rated AA by S&P have a very strong capacity to pay interest and differ only in a small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and have an extremely strong capacity to pay interest and principal. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. S&P's BBB rated bonds are regarded as having adequate capacity to pay interest and principal.

Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

1.   Declaration of Trust*

2.   By-Laws**

3. The rights of security holders are defined in the Registrant's Declaration of Trust (Article II, Section 9, Article IV, Sections 4 and 6, Article V, Sections 2 and 4, and Article VI) filed as Exhibit 1 to this Registration Statement and the Registrant's By-Laws (Article V) filed as Exhibit 2 to this Registration Statement.

4.   (a)  Form of Investment Advisory Agreement**
     (b)  Expense Reimbursement Agreement

5.   Form of Distribution Agreement**

6.   Not Applicable

7.   Form of Custodian Agreement**

8. (A) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement**

     (B) Shareholders Service Plan**

     (C) Form of Shareholder Service Agreement**

     (D) Form of Administration Agreement**

     (E) Form of Accounting Services Agreement**

9.   Opinion and Consent of Dechert Price & Rhoads**

10.  Consent of Independent Certified Public Accountants

11.  Not Applicable

12.  Investment Representation Letters**

13.  Not Applicable

14.  Financial Data Schedules

15.  Multi-class Plan**

16.  Powers of Attorney**

--------------------------
* Filed with initial registration statement on September 17, 1997 and incorporated herein by reference.
** Filed with Pre-Effective Amendment No. 2 on December 22, 1997 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 25. INDEMNIFICATION

It is the Registrant's policy to indemnify its trustees, officers, employees and other agents to the maximum extent permitted by 12 Del. C. Sec. 3817 as set forth in Article IX, Section 2 of Registrant's Declaration of Trust, filed as
Exhibit 1. The liability of the Registrant's directors and officers is dealt with in Article IX, Section 1 of the Registrant's Declaration of Trust. The indemnification of the Registrant's shareholders is dealt with in Article IX,
Section 3 of the Registrant's Declaration of Trust. The liability of Westport Advisers, LLC, the Registrant's investment adviser, for any loss suffered by the Registrant or its shareholders is set forth in Section 1 of the Advisory Agreement, filed as Exhibit 5 to this Registration Statement. The liability of Countrywide Fund Services, Inc., the Registrant's administrator, for any loss suffered by the Registrant or its shareholders is set forth in Section 9 of the Administration Agreement, filed as Exhibit 9(d) to this Registration Statement.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

The descriptions of the Adviser under the caption "Management" in the Prospectus in Part A of this Registration Statement are incorporated by reference herein. Mr. Edmund H. Nicklin Jr., Ronald H. Oliver and Andrew J. Knuth has had no other business connections of a substantial nature during the past two fiscal years.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) CW Fund Distributors, Inc. also acts as underwriter for Brundage, Story and Rose Investment Trust, Atalanta/Sosnoff Investment Trust, The Caldwell & Orkin Funds, Inc., Firsthand Funds, the Lake Shore Family of Funds, UC Investment Trust, The Winter Harbor Fund, The James Advantage Funds and Profit Funds Investment Trust.

(b) The following list sets forth the directors and executive officers of the Distributor. Unless otherwise indicated(*), the address of the persons named below is 312 Walnut Street, Cincinnati, Ohio 45202.

*        The Address is 4500 Park Granada Road, Calabasas, California 91302.

Name                           Position with Underwriter              Position with Registrant
----                           -------------------------              ------------------------
*Angelo R. Mozilo             Chairman of                             None
                              the Board/Director

*Andrew S. Bielanski          Director                                None

*Thomas M. Boone              Director                                None

*Marshall M. Gates            Director                                None

Robert H. Leshner             President/Vice Chairman/                None
                              Chief Executive
                              Officer/Director

Maryellen Peretzky            Vice President, Secretary               None

Robert L. Bennett             Vice President,                         None
                              Chief Operations Officer

Terrie A. Wiedenheft          Vice President,                         None
                              Chief Financial
                              Officer, Treasurer

(c)  Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained as follows: Journals, ledgers, securities records and other original records will be maintained principally at the offices of Countrywide Fund Services, Inc., 312 Walnut Street, Cincinnati, Ohio 45202. All other records so required to be maintained will be maintained at the offices of Westport Advisers, LLC, 253 Riverside Avenue, Westport, Connecticut 06880.

ITEM 29.  MANAGEMENT SERVICES

          Not Applicable

ITEM 30. UNDERTAKINGS

         Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Westport and the State of Connecticut, on the 27th day of April, 1999.

                             THE WESTPORT FUNDS

                             By:  /s/ Edmund H. Nicklin, Jr.
                                -------------------------------
                               Name:  Edmund H. Nicklin, Jr.
                               Title: President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 has been signed below by the following persons in the capacities and on the date indicated.

Signature                        Title                      Date

By: /s/ Edmund H. Nicklin, Jr.   President and Trustee      April 27, 1999
    --------------------------
    (Edmund H.Nicklin, Jr.)

By:  /s/ Ronald H. Oliver         Executive Vice President,  April 27, 1999
     --------------------         Secretary, Treasurer and
     Ronald H. Oliver             Trustee

By:        *                      Trustee                    April 27, 1999
     ----------------------
     (Raymond J. Armstrong)

By:        *                      Trustee                    April 27, 1999
     ----------------------
     (D. Bruce Smith, II)

By:        *                      Trustee                    April 27, 1999
     -----------------------
     (Stephen E. Milman)

By: /s/ Edmund H. Nicklin, Jr.                               April 27, 1999
    -----------------------
    * Edmund H. Nicklin, Jr.
      as Attorney-in-Fact

                                  EXHIBIT LIST


4(b) Expense Reimbursement Agreement
10   Consent of Independent Certified Public Accountants
14   Financial Data Schedules